Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	As of December 31,
	2020	2021
	RMB	RMB
Input value added tax ("VAT")	1,698,506	2,290,932
Prepaid expenses	111,420	133,017
Accrued interest income	71,855	103,504
Deposits	76,665	152,846
Others	376,242	462,069
Total	2,334,688	3,142,368